Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
At amortized cost	€ 120,022	€ 84,602	€ 48,964
Fair value through PL	2,754	31,095	102
Fair value through OCI	41,984	0
Total book value	122,776	115,697	49,066
Total fair value	122,776	115,697	49,066
Non-current other financial assets [Member]
Disclosure of financial assets [line items]
At amortized cost	61,861	18,887	16,324
Fair value through PL	2,754	695	102
Fair value through OCI	41,984	0
Total book value	64,615	19,582	16,426
Total fair value	64,615	19,582	16,426
Current other financial assets [Member]
Disclosure of financial assets [line items]
At amortized cost	0	0
Fair value through PL		30,400
Fair value through OCI	0	0
Total book value	0	30,400
Total fair value	0	30,400
Trade and other receivables [Member]
Disclosure of financial assets [line items]
At amortized cost	28,386	41,063	24,366
Fair value through PL		0	0
Fair value through OCI	0	0
Total book value	28,386	41,063	24,366
Total fair value	28,386	41,063	24,366
Cash and cash equivalents [Member]
Disclosure of financial assets [line items]
At amortized cost	29,775	24,652	8,274
Fair value through PL		0	0
Fair value through OCI	0	0
Total book value	29,775	24,652	8,274
Total fair value	€ 29,775	€ 24,652	€ 8,274